UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund
(Investor Class: WFEMX)
(Institutional Class: WCMEX)

WCM Focused Global Growth Fund
(Investor Class: WFGGX)
(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund
(Institutional Class: WCMSX)

SEMI-ANNUAL REPORT
October 31, 2016

WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
WCM International Small Cap Growth Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	25
Notes to Financial Statements	32
Expense Examples	44

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.2%
	AUSTRALIA – 4.0%
1,471,513	CSL Ltd.	$112,507,053

	BERMUDA – 1.9%
1,461,899	Lazard Ltd. - Class A	53,300,837

	BRAZIL – 2.1%
9,686,943	Ambev S.A. - ADR	57,152,964

	CANADA – 6.8%
761,287	Canadian Pacific Railway Ltd.	108,833,590
170,075	Constellation Software, Inc.	79,673,918
		188,507,508
	CHINA – 6.9%
1,910,720	Ctrip.com International Ltd. - ADR*	84,358,288
4,083,710	Tencent Holdings Ltd.	108,363,959
		192,722,247
	DENMARK – 10.4%
1,155,097	Chr Hansen Holding A/S	69,178,306
1,145,461	Coloplast A/S - Class B	79,927,678
2,059,779	Novo Nordisk A/S - ADR	73,204,546
1,773,589	Novozymes A/S	65,883,342
		288,193,872
	FRANCE – 7.5%
620,513	Essilor International S.A.	69,748,113
153,807	Hermes International	62,316,316
424,556	LVMH Moet Hennessy Louis Vuitton S.E.	77,151,752
		209,216,181
	GERMANY – 2.2%
374,459	adidas A.G.	61,409,632

	INDIA – 3.3%
1,276,223	HDFC Bank Ltd. - ADR	90,331,064

	IRELAND – 8.2%
717,296	Accenture PLC - Class A	83,378,487
4,369,206	Experian PLC	84,121,922
768,708	ICON PLC*	61,711,878
		229,212,287
	JAPAN – 6.0%
135,020	Keyence Corp.	99,214,658

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
981,950	Sysmex Corp.	$68,259,898
		167,474,556
	MEXICO – 1.5%
19,467,323	Wal-Mart de Mexico S.A.B. de C.V.	41,188,204

	NETHERLANDS – 2.7%
775,868	Core Laboratories N.V.	75,235,920

	RUSSIA – 2.1%
2,971,628	Yandex N.V. - Class A*	58,511,355

	SOUTH AFRICA – 2.9%
5,492,362	Shoprite Holdings Ltd.	81,058,755

	SPAIN – 1.5%
1,215,894	Industria de Diseno Textil S.A.	42,502,903

	SWITZERLAND – 11.1%
969,512	Chubb Ltd.	123,128,024
1,524,271	Nestle S.A.	110,515,808
37,596	SGS S.A.	76,210,162
		309,853,994
	TAIWAN – 4.6%
4,142,325	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	128,826,307

	UNITED KINGDOM – 7.5%
4,587,095	Compass Group PLC	83,151,624
1,418,067	Reckitt Benckiser Group PLC	126,931,750
		210,083,374
	TOTAL COMMON STOCKS (Cost $2,450,725,462)	2,597,289,013

	SHORT-TERM INVESTMENTS – 6.2%
173,475,427	Fidelity Institutional Money Market Government Portfolio, 0.26%[1]	173,475,427

	TOTAL SHORT-TERM INVESTMENTS (Cost $173,475,427)	173,475,427

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

TOTAL INVESTMENTS – 99.4% (Cost $2,624,200,889)	$2,770,764,440
Other Assets in Excess of Liabilities – 0.6%	17,511,512

TOTAL NET ASSETS – 100.0%	$2,788,275,952

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	17.4%
Technology	17.4%
Health Care	16.7%
Consumer Discretionary	14.4%
Financials	9.6%
Industrials	7.5%
Communications	5.1%
Energy	2.7%
Materials	2.4%
Total Common Stocks	93.2%
Short-Term Investments	6.2%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.2%
	ARGENTINA – 5.8%
7,856	MercadoLibre, Inc.	$1,319,886

	BRAZIL – 8.8%
176,859	Ambev S.A. - ADR	1,043,468
43,100	Raia Drogasil S.A.	956,788
		2,000,256
	CHINA – 14.7%
6,037	China Biologic Products, Inc.*	713,030
24,241	Ctrip.com International Ltd. - ADR*	1,070,240
336,920	Regina Miracle International Holdings Ltd.[1]	344,931
46,590	Tencent Holdings Ltd.	1,236,296
		3,364,497
	INDIA – 12.0%
31,028	Asian Paints Ltd.	499,831
1,506	Eicher Motors Ltd.	541,893
21,449	Godrej Consumer Products Ltd.	515,215
13,729	HDFC Bank Ltd. - ADR	971,739
17,989	Hindustan Unilever Ltd.	226,100
		2,754,778
	INDONESIA – 7.4%
5,879,495	Kalbe Farma Tbk P.T.	784,053
1,658,730	Surya Citra Media Tbk P.T.	336,882
14,498	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	471,040
233,130	Tower Bersama Infrastructure Tbk P.T.	106,756
		1,698,731
	LUXEMBOURG – 1.2%
5,962	Globant S.A.*	259,347

	MALAYSIA – 1.7%
256,100	IHH Healthcare Bhd	390,713

	MEXICO – 10.6%
126,490	Banregio Grupo Financiero S.A.B. de C.V.	828,767
24,185	Grupo Televisa SAB - ADR	593,258
204,690	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	441,414
266,720	Wal-Mart de Mexico S.A.B. de C.V.	564,316
		2,427,755
	PHILIPPINES – 3.0%
183,145	Universal Robina Corp.	688,219

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	POLAND – 2.7%
61,584	Eurocash S.A.	$624,112

	RUSSIA – 4.4%
51,503	Yandex N.V. - Class A*	1,014,094

	SOUTH AFRICA – 4.5%
48,775	Mr Price Group Ltd.	556,052
32,231	Shoprite Holdings Ltd.	475,679
		1,031,731
	SOUTH KOREA – 3.7%
1,837	Amorepacific Corp.	576,345
2,207	Samsung Biologics Co., Ltd.	262,313
		838,658
	SWITZERLAND – 1.3%
5,422	Luxoft Holding, Inc.*	287,366

	TAIWAN – 8.3%
44,171	Eclat Textile Co., Ltd.	502,492
45,137	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,403,761
		1,906,253
	TURKEY – 2.1%
43,119	Coca-Cola Icecek A.S.	487,724

	UNITED STATES – 6.0%
8,120	Kansas City Southern	712,611
7,289	PriceSmart, Inc.	662,935
		1,375,546
	TOTAL COMMON STOCKS (Cost $21,445,992)	22,469,666

	SHORT-TERM INVESTMENTS – 2.9%
673,088	Fidelity Institutional Money Market Government Portfolio, 0.26%[2]	673,088

	TOTAL SHORT-TERM INVESTMENTS (Cost $673,088)	673,088

	TOTAL INVESTMENTS – 101.1% (Cost $22,119,080)	23,142,754
	Liabilities in Excess of Other Assets – (1.1)%	(245,134)

	TOTAL NET ASSETS – 100.0%	$22,897,620

ADR – American Depository Receipt

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $344,931.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	31.7%
Communications	15.2%
Technology	13.9%
Consumer Discretionary	11.9%
Health Care	9.4%
Financials	7.9%
Industrials	6.0%
Materials	2.2%
Short-Term Investments	2.9%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.9%
	ARGENTINA – 3.5%
787	MercadoLibre, Inc.	$132,224

	CANADA – 3.0%
1,801	Canadian National Railway Co.	113,229

	CHINA – 7.6%
2,289	Ctrip.com International Ltd. - ADR*	101,059
25,000	Techtronic Industries Co., Ltd.	94,126
3,325	Tencent Holdings Ltd.	88,231
		283,416
	DENMARK – 4.0%
2,089	Novo Nordisk A/S - ADR	74,243
1,993	Novozymes A/S	74,034
		148,277
	INDIA – 3.1%
1,666	HDFC Bank Ltd. - ADR	117,920

	NETHERLANDS – 2.2%
861	Core Laboratories N.V.	83,491

	SWITZERLAND – 7.3%
858	Chubb Ltd.	108,966
1,170	Nestle S.A.	84,830
39	SGS S.A.	79,056
		272,852
	TAIWAN – 4.1%
4,884	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	151,892

	UNITED KINGDOM – 3.1%
1,288	Reckitt Benckiser Group PLC	115,289

	UNITED STATES – 57.0%
167	Amazon.com, Inc.*	131,900
1,817	Amphenol Corp. - Class A	119,795
4,949	Boston Scientific Corp.*	108,878
2,334	Brown-Forman Corp. - Class B	107,761
1,847	Cerner Corp.*	108,197
693	Cooper Cos., Inc.	121,996
604	Costco Wholesale Corp.	89,314
1,224	Crown Castle International Corp. - REIT	111,372
978	Ecolab, Inc.	111,658
670	Edwards Lifesciences Corp.*	63,797

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
760	Facebook, Inc. - Class A*	$99,553
884	NIKE, Inc. - Class B	44,359
1,015	Praxair, Inc.	118,816
1,476	Quintiles IMS Holdings, Inc.*	105,888
1,453	Schlumberger Ltd.	113,668
3,741	TD Ameritrade Holding Corp.	127,980
1,145	Tractor Supply Co.	71,711
1,090	TripAdvisor, Inc.*	70,283
521	Tyler Technologies, Inc.*	83,568
1,326	Verisk Analytics, Inc.*	108,135
1,402	Visa, Inc. - Class A	115,679
		2,134,308
	TOTAL COMMON STOCKS (Cost $3,631,115)	3,552,898

	SHORT-TERM INVESTMENTS – 17.4%
650,137	Fidelity Institutional Money Market Government Portfolio, 0.26%[1]	650,137

	TOTAL SHORT-TERM INVESTMENTS (Cost $650,137)	650,137

	TOTAL INVESTMENTS – 112.3% (Cost $4,281,252)	4,203,035
	Liabilities in Excess of Other Assets – (12.3)%	(461,110)

	TOTAL NET ASSETS – 100.0%	$3,741,925

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	17.8%
Financials	15.5%
Technology	14.4%
Health Care	12.7%
Consumer Staples	10.6%
Communications	7.2%
Industrials	6.2%
Energy	5.3%
Materials	5.2%
Total Common Stocks	94.9%
Short-Term Investments	17.4%
Total Investments	112.3%
Liabilities in Excess of Other Assets	(12.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.0%
	ARGENTINA – 1.8%
140	MercadoLibre, Inc.	$23,521

	AUSTRALIA – 5.8%
1,999	Bellamy's Australia Ltd.	17,289
120	Blackmores Ltd.	10,231
335	Domino's Pizza Enterprises Ltd.	16,373
4,865	oOh!media Ltd.	15,802
395	REA Group Ltd.	15,366
		75,061
	BRAZIL – 3.1%
3,800	Embraer S.A.	20,417
900	Raia Drogasil S.A.	19,979
		40,396
	CANADA – 3.3%
323	Dollarama, Inc.	24,136
530	Ritchie Bros Auctioneers, Inc.	18,327
		42,463
	CHINA – 5.9%
161	China Biologic Products, Inc.*	19,016
13,000	Regina Miracle International Holdings Ltd.[1]	13,309
3,000	Shenzhou International Group Holdings Ltd.	19,902
12,000	Vitasoy International Holdings Ltd.	25,096
		77,323
	DENMARK – 1.6%
445	DSV A/S	21,568

	GERMANY – 6.3%
330	AURELIUS Equity Opportunities S.E. & Co. KGaA	19,662
335	Nemetschek S.E.	20,887
254	Sartorius A.G.	19,955
105	XING A.G.	21,375
		81,879
	INDIA – 3.7%
3,200	Syngene International Ltd.[1]	27,802
1,063	Yes Bank Ltd.	20,181
		47,983
	IRELAND – 3.0%
4,470	Greencore Group PLC	18,055

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
257	ICON PLC*	$20,632
		38,687
	ITALY – 1.8%
390	Brembo S.p.A.	24,102

	JAPAN – 16.1%
450	Asahi Intecc Co., Ltd.	19,524
300	Hoshizaki Corp.	27,119
2,200	Infomart Corp.	26,160
1,300	MISUMI Group, Inc.	23,764
600	Nihon M&A Center, Inc.	19,539
875	Pigeon Corp.	24,697
100	Ryohin Keikaku Co., Ltd.	21,398
1,800	Start Today Co., Ltd.	31,651
1,200	Wellnet Corp.	15,070
		208,922
	MALAYSIA – 3.4%
32,600	Karex Bhd	18,962
44,100	My EG Services Bhd	25,650
		44,612
	MEXICO – 2.0%
4,000	Banregio Grupo Financiero S.A.B. de C.V.	26,208

	NETHERLANDS – 3.0%
680	Takeaway.com Holding B.V.*1	15,992
1,920	Wessanen	22,941
		38,933
	PHILIPPINES – 2.8%
13,490	Concepcion Industrial Corp.	17,273
4,100	Security Bank Corp.	18,664
		35,937
	SOUTH KOREA – 4.5%
945	DuzonBizon Co., Ltd.	18,458
70	Hugel, Inc.*	20,983
54	Medy-Tox, Inc.	19,198
		58,639
	SWEDEN – 5.6%
1,795	Hexpol A.B.	14,756
898	Indutrade A.B.	16,693
114	Probi A.B.*	5,112

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
458	Probi A.B.	$20,536
303	Vitrolife A.B.	15,683
		72,780
	SWITZERLAND – 3.1%
395	Temenos Group A.G. *	25,486
80	u-blox Holding A.G. *	15,117
		40,603
	TAIWAN – 4.5%
1,513	Eclat Textile Co., Ltd.	17,212
2,596	PChome Online, Inc.	28,218
3,667	Sunny Friend Environmental Technology Co., Ltd.	13,131
		58,561
	THAILAND – 1.8%
5,600	Krungthai Card PCL	24,002

	UNITED ARAB EMIRATES – 1.8%
1,283	NMC Health PLC	22,943

	UNITED KINGDOM – 8.3%
2,300	Abcam PLC	24,520
2,488	Essentra PLC	15,531
1,285	Halma PLC	16,483
2,393	Just Eat PLC*	16,461
340	Rightmove PLC	15,544
350	Spirax-Sarco Engineering PLC	18,901
		107,440
	VIETNAM – 1.8%
3,708	Vietnam Dairy Products JSC	23,587

	TOTAL COMMON STOCKS (Cost $1,148,418)	1,236,150

	SHORT-TERM INVESTMENTS – 6.4%
82,687	Fidelity Institutional Money Market Government Portfolio, 0.26%[2]	82,687

	TOTAL SHORT-TERM INVESTMENTS (Cost $82,687)	82,687

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 101.4% (Cost $1,231,105)	$1,318,837
Liabilities in Excess of Other Assets – (1.4)%	(17,841)

TOTAL NET ASSETS – 100.0%	$1,300,996

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $57,103.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	18.9%
Industrials	17.3%
Consumer Discretionary	16.4%
Consumer Staples	14.7%
Financials	13.0%
Communications	8.5%
Technology	6.2%
Total Common Stocks	95.0%
Short-Term Investments	6.4%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2016 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund

Assets:
Investments, at cost	$2,624,200,889	$22,119,080
Investments, at value	$2,770,764,440	$23,142,754
Receivables:
Investment securities sold	16,538,089	53,069
Fund shares sold	1,662,907	7,500
Dividends and interest	3,906,432	5,072
Due from Advisor	-	25,622
Prepaid expenses	53,943	17,985
Total assets	2,792,925,811	23,252,002

Liabilities:
Payables:
Investment securities purchased	-	264,936
Fund shares redeemed	1,680,044	-
Advisory fees	2,055,268	-
Shareholder servicing fees (Note 7)	175,452	14,170
Distribution fees (Note 8)	20,548	1,288
Fund administration fees	220,809	7,349
Custody fees	165,865	7,492
Transfer agent fees and expenses	118,409	8,360
Fund accounting fees	83,701	11,660
Auditing fees	8,955	8,576
Chief Compliance Officer fees	3,158	2,229
Trustees' fees and expenses	773	417
Non-U.S. Taxes	-	17,181
Accrued other expenses	116,877	10,724
Total liabilities	4,649,859	354,382

Net Assets	$2,788,275,952	$22,897,620

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$2,586,178,247	$22,940,398
Accumulated net investment income	10,752,912	174,264
Accumulated net realized gain (loss) on investments and
foreign currency transactions	44,818,941	(1,220,254)
Net unrealized appreciation (depreciation) on:
Investments	146,563,551	1,003,049	*
Foreign currency translations	(37,699)	163
Net Assets	$2,788,275,952	$22,897,620

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$96,812,988	$6,091,401
Shares of beneficial interest issued and outstanding	7,675,631	619,378
Net asset value, offering and redemption price per share	$12.61	$9.83

Institutional Class:
Net assets applicable to shares outstanding	$2,691,462,964	$16,806,219
Shares of beneficial interest issued and outstanding	212,457,028	1,702,900
Net asset value, offering and redemption price per share	$12.67	$9.87

*	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of October 31, 2016 (Unaudited)

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund

Assets:
Investments, at cost	$4,281,252	$1,231,105
Investments, at value	$4,203,035	$1,318,837
Receivables:
Investment securities sold	18,705	-
Fund shares sold	23,200	-
Dividends and interest	17,081	1,042
Due from Advisor	20,707	-
Offering costs	-	2,460
Prepaid expenses	25,453	17,616
Total assets	4,308,181	1,339,955

Liabilities:
Payables:
Investment securities purchased	490,557	-
Fund shares redeemed	14,213	-
Shareholder servicing fees (Note 7)	2,414	1,099
Distribution fees (Note 8)	458	-
Fund accounting fees	17,458	4,857
Fund administration fees	9,277	5,244
Transfer agent fees and expenses	9,240	5,316
Auditing fees	8,834	9,017
Chief Compliance Officer fees	1,096	887
Trustees' fees and expenses	975	537
Custody fees	476	1,054
Non-U.S. Taxes	-	1,160
Offering costs - Advisor	-	3,977
Accrued other expenses	11,258	5,811
Total liabilities	566,256	38,959

Net Assets	$3,741,925	$1,300,996

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$3,407,332	$1,220,064
Accumulated net investment income (loss)	65,427	(4,510)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	347,395	(1,112)
Net unrealized appreciation (depreciation) on:
Investments	(78,217)	86,572 *
Foreign currency translations	(12)	(18)
Net Assets	$3,741,925	$1,300,996

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$2,509,202	$-
Shares of beneficial interest issued and outstanding	187,531	-
Net asset value, offering and redemption price per share	$13.38	$-

Institutional Class:
Net assets applicable to shares outstanding	$1,232,723	$1,300,996
Shares of beneficial interest issued and outstanding	91,770	121,375
Net asset value, offering and redemption price per share	$13.43	$10.72

*	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2016 (Unaudited)

	WCM Focused	WCM Focused
	International Growth Fund	Emerging Markets Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,714,876 and $16,734, respectively)	$16,850,342	$120,640
Interest	212,542	1,222
Total investment income	17,062,884	121,862

Expenses:
Advisory fees	11,317,382	93,894
Fund administration fees	724,972	21,732
Shareholder servicing fees (Note 7)	567,268	14,084
Custody fees	367,300	16,445
Transfer agent fees and expenses	178,248	15,785
Fund accounting fees	171,605	25,075
Distribution fees (Note 8)	102,989	7,552
Shareholder reporting fees	83,909	2,572
Registration fees	66,651	11,576
Miscellaneous	53,519	3,770
Legal fees	36,882	6,866
Auditing fees	8,850	8,850
Trustees' fees and expenses	8,079	3,552
Chief Compliance Officer fees	3,113	2,850
Insurance	2,527	424

Total expenses	13,693,294	235,027
Advisory fees waived	-	(93,894)
Other expenses absorbed	-	(141,133)
Net expenses	13,693,294	-
Net investment income	3,369,590	121,862

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	47,163,714	48,785	[1]
Foreign currency transactions	(185,187)	(13,402)
Net realized gain on investments and foreign currency transactions	46,978,527	35,383
Net change in unrealized appreciation/depreciation on:
Investments	15,795,003	529,230	[2]
Foreign currency translations	(124,967)	(134)
Net change in unrealized appreciation/depreciation	15,670,036	529,096
Net realized and unrealized gain on investments and foreign currency	62,648,563	564,479

Net Increase in Net Assets from Operations	$66,018,153	$686,341

[1]	Net of non-U.S. taxes $133.
[2]	Net of non-U.S. taxes $20,625.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Six Months Ended October 31, 2016 (Unaudited)

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund

Investment Income:
Dividends (net of foreign withholding taxes of $0 and $665 respectively)	$6,185	$8,549
Interest	167	67
Total investment income	6,352	8,616

Expenses:
Fund accounting fees	26,898	26,450
Fund administration fees	21,831	17,755
Transfer agent fees and expenses	16,497	8,310
Registration fees	15,782	16,311
Auditing fees	8,850	9,018
Legal fees	8,086	7,065
Advisory fees	5,881	6,126
Custody fees	4,909	17,050
Miscellaneous	3,579	2,363
Trustees' fees and expenses	3,552	3,028
Chief Compliance Officer fees	2,775	2,177
Shareholder reporting fees	2,147	1,224
Shareholder servicing fees (Note 7)	1,059	916
Distribution fees (Note 8)	1,013	-
Insurance	654	498
Offering costs	-	8,755

Total expenses	123,513	127,046
Advisory fees waived	(5,881)	(6,126)
Other expenses absorbed	(117,632)	(112,350)
Net expenses	-	8,570
Net investment income	6,352	46

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	18,025	7,268
Foreign currency transactions	209	(566)
Net realized gain on investments and foreign currency transactions	18,234	6,702
Net change in unrealized appreciation/depreciation on:
Investments	(80,491)	67,932	[1]
Foreign currency translations	(667)	(65)
Net change in unrealized appreciation/depreciation	(81,158)	67,867
Net realized and unrealized gain (loss) on investments and foreign currency	(62,924)	74,569

Net Increase (Decrease) in Net Assets from Operations	$(56,572)	$74,615

[1]	Net of non-U.S. taxes $1,160.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused International Growth Fund

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,369,590	$9,911,134
Net realized gain on investments and foreign currency transactions	46,978,527	1,055,447
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	15,670,036	(22,388,957)
Net increase (decrease) in net assets resulting from operations	66,018,153	(11,422,376)

Distributions to Shareholders:
From net investment income:
Investor class	-	(21,782)
Institutional class	-	(5,028,504)
From net realized gain:
Investor class	-	(546,691)
Institutional class	-	(13,986,586)
Total distributions to shareholders	-	(19,583,563)

Capital Transactions:
Net proceeds from shares sold:
Investor class	38,273,743	40,070,241
Institutional class	577,182,222	1,357,660,011
Reinvestment of distributions:
Investor class	-	567,941
Institutional class	-	17,703,270
Cost of shares redeemed:
Investor class[1]	(6,298,770)	(46,487,960)
Institutional class[2]	(168,648,560)	(206,450,983)
Net increase in net assets from capital transactions	440,508,635	1,163,062,520

Total increase in net assets	506,526,788	1,132,056,581

Net Assets:
Beginning of period	2,281,749,164	1,149,692,583
End of period	$2,788,275,952	$2,281,749,164

Accumulated net investment income	$10,752,912	$7,383,322

Capital Share Transactions:
Shares sold:
Investor class	2,977,160	3,289,192
Institutional class	45,179,226	112,111,618
Shares reinvested:
Investor class	-	46,783
Institutional class	-	1,454,665
Shares redeemed:
Investor class	(494,318)	(3,884,083)
Institutional class	(13,214,113)	(17,120,877)
Net increase in capital share transactions	34,447,955	95,897,298

[1]	Net of redemption fees of $1,094 and $9,581, respectively.
[2]	Net of redemption fees of $36,148 and $18,568, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Emerging Markets Fund

	For the Six Months Ended October 31, 2016 (Unaudited)
		For the Year Ended April 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$121,862	$107,243
Net realized gain (loss) on investments and foreign currency transactions	35,383	(866,885)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	529,096	444,117
Net increase (decrease) in net assets resulting from operations	686,341	(315,525)

Distributions to Shareholders:
From net investment income:
Investor class	-	(13,918)
Institutional class	-	(31,974)
Total distributions	-	(45,892)

Capital Transactions:
Net proceeds from shares sold:
Investor class	377,466	1,113,138
Institutional class	5,814,568	4,172,013
Reinvestment of distributions:
Investor class	-	13,918
Institutional class	-	30,196
Cost of shares redeemed:
Investor class[1]	(202,005)	(543,558)
Institutional class	(438,891)	(1,541,390)
Net increase in net assets from capital transactions	5,551,138	3,244,317

Total increase in net assets	6,237,479	2,882,900

Net Assets:
Beginning of period	16,660,141	13,777,241
End of period	$22,897,620	$16,660,141

Accumulated net investment income	$174,264	$52,402

Capital Share Transactions:
Shares sold:
Investor class	39,082	125,546
Institutional class	587,285	460,484
Shares reinvested:
Investor class	-	1,573
Institutional class	-	3,400
Shares redeemed:
Investor class	(20,461)	(60,050)
Institutional class	(44,270)	(168,122)
Net increase in capital share transactions	561,636	362,831

[1]	Net of redemption fees of $1 and $0, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Global Growth Fund

	For the Six Months Ended October 31, 2016 (Unaudited)
		For the Year Ended April 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,352	$73,366
Net realized gain on investments and foreign currency transactions	18,234	3,003,534
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(81,158)	(60,110)
Net increase (decrease) in net assets resulting from operations	(56,572)	3,016,790

Distributions to Shareholders:
From net realized gain:
Investor class	-	(1,233)
Institutional class	-	(172,063)
Total distributions	-	(173,296)

Capital Transactions:
Net proceeds from shares sold:
Investor class	2,313,634	254,454
Institutional class	843,016	43,275,874
Reinvestment of distributions:
Investor class	-	1,233
Institutional class	-	172,063
Cost of shares redeemed:
Investor class[1]	(88,820)	(41,250)
Institutional class	-	(1,803,995)
In-kind redemption:
Institutional class (Note 6)	-	(44,503,605)
Net increase (decrease) in net assets from capital transactions	3,067,830	(2,645,226)

Total increase in net assets	3,011,258	198,268

Net Assets:
Beginning of period	730,667	532,399
End of period	$3,741,925	$730,667

Accumulated net investment income	$65,427	$59,075

Capital Share Transactions:
Shares sold:
Investor class	167,198	20,686
Institutional class	61,761	3,581,890
Shares reinvested:
Investor class	-	96
Institutional class	-	13,380
Shares redeemed:
Investor class	(6,630)	(3,524)
Institutional class	-	(141,392)
In-kind redemption:
Institutional class (Note 6)	-	(3,456,552)
Net increase in capital share transactions	222,329	14,584

[1]	Net of redemption fees of $0 and $47, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM International
	Small Cap Growth Fund

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period November 30, 2015* through April 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$46	$(581)
Net realized gain (loss) on investments and foreign currency transactions	6,702	(9,340)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	67,867	18,687
Net increase in net assets resulting from operations	74,615	8,766

Distributions to Shareholders:
From net investment income:
Institutional class	-	(3,438)
Total distributions	-	(3,438)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	602,615	615,000
Reinvestment of distributions:
Institutional class	-	3,438
Net increase in net assets from capital transactions	602,615	618,438

Total increase in net assets	677,230	623,766

Net Assets:
Beginning of period	623,766	-
End of period	$1,300,996	$623,766

Accumulated net investment loss	$(4,510)	$(4,556)

Capital Share Transactions:
Shares sold:
Institutional class	59,474	61,553
Shares reinvested:
Institutional class	-	348
Net increase in capital share transactions	59,474	61,901

*	Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused International Growth Fund
	Investor Class

	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Period August 31, 2011* through April 30, 2012

Net asset value, beginning of period	$12.25		$12.76		$11.83		$10.84		$9.47	$9.29
Income from Investment Operations
Net investment income[1]	-	[2]	0.05		0.05		0.03		0.04	0.09
Net realized and unrealized gain (loss) on investments
and foreign currency	0.36		(0.45)		0.92		1.04		1.39	0.09
Total from investment operations	0.36		(0.40)		0.97		1.07		1.43	0.18

Less Distributions:
From net investment income	-		-	[2]	-	[2]	-	[2]	(0.03)	-
From net realized gain	-		(0.11)		(0.04)		(0.08)		(0.03)	-
Total distributions	-		(0.11)		(0.04)		(0.08)		(0.06)	-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	-

Net asset value, end of period	$12.61		$12.25		$12.76		$11.83		$10.84	$9.47

Total return[3]	2.94%	[4]	(3.11)%		8.23%		9.90%		15.12%	1.94%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$96,813		$63,619		$73,267		$55,199		$12,873	$451

Ratio of expenses to average net assets:
Before fees waived/recovered	1.27%	[5]	1.28%		1.29%		1.33%		1.40%	1.75%	[5]
After fees waived/recovered	1.27%	[5]	1.28%		1.29%		1.33%		1.45%	1.50%	[5]
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.01%	[5]	0.40%		0.38%		0.22%		0.44%	1.24%	[5]
After fees waived/recovered	0.01%	[5]	0.40%		0.38%		0.22%		0.39%	1.49%	[5]

Portfolio turnover rate	9%	[4]	26%		26%		36%		30%	27%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused International Growth Fund
	Institutional Class

	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Period May 31, 2011* through April 30, 2012

Net asset value, beginning of period	$12.29		$12.81		$11.87		$10.88		$9.48		$10.00
Income from Investment Operations
Net investment income[1]	0.02		0.08		0.08		0.05		0.06		0.08
Net realized and unrealized gain (loss) on investments
and foreign currency	0.36		(0.45)		0.93		1.05		1.40		(0.60)
Total from investment operations	0.38		(0.37)		1.01		1.10		1.46		(0.52)

Less Distributions:
From net investment income	-		(0.04)		(0.03)		(0.03)		(0.03)		-
From net realized gain	-		(0.11)		(0.04)		(0.08)		(0.03)		-
Total distributions	-		(0.15)		(0.07)		(0.11)		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.67		$12.29		$12.81		$11.87		$10.88		$9.48

Total return[3]	3.09%	[4]	(2.91)%		8.51%		10.16%		15.48%		(5.20)%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$2,691,463		$2,218,130		$1,076,426		$562,861		$304,517		$144,404

Ratio of expenses to average net assets:
Before fees waived/recovered	1.02%	[5]	1.03%		1.04%		1.08%		1.15%		1.44%	[5]
After fees waived/recovered	1.02%	[5]	1.03%		1.04%		1.08%		1.20%		1.25%	[5]
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.26%	[5]	0.64%		0.63%		0.47%		0.69%		0.73%	[5]
After fees waived/recovered	0.26%	[5]	0.64%		0.63%		0.47%		0.64%		0.92%	[5]

Portfolio turnover rate	9%	[4]	26%		26%		36%		30%		27%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each Period.

	WCM Focused Emerging Markets Fund Investor Class

	For the Six Months Ended October 31, 2016 (Unaudited)					For the Period June 28, 2013* through April 30, 2014
			For the Year Ended April 30, 2016	For the Year Ended April 30, 2015

Net asset value, beginning of period	$9.44		$9.83	$10.26		$10.00
Income from Investment Operations
Net investment income (loss)[1]	0.06		0.07	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency	0.33		(0.43)	(0.40)		0.32
Total from investment operations	0.39		(0.36)	(0.43)		0.26

Less Distributions:
From net investment income	-		(0.03)	-		-
From net realized gain	-		-	-	[2]	-
Total distributions	-		(0.03)	-		-

Redemption fee proceeds	-	[2]	-	-		-

Net asset value, end of period	$9.83		$9.44	$9.83		$10.26

Total return[3]	4.13%	[4]	(3.69)%	(4.19)%		2.60%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$6,091		$5,671	$5,245		$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.67%	[5]	3.16%	4.74%		34.74%	[5]
After fees waived and expenses absorbed	0.00%	[5]	0.29%	1.65%		1.65%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.37)%	[5]	(2.10)%	(3.37)%		(33.77)%	[5]
After fees waived and expenses absorbed	1.30%	[5]	0.77%	(0.28)%		(0.68)%	[5]
Portfolio turnover rate	9%	[4]	49%	37%		19%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each Period.

	WCM Focused Emerging Markets Fund Institutional Class

	For the Six Months Ended October 31, 2016 (Unaudited)					For the Period June 28, 2013* through April 30, 2014
			For the Year Ended April 30, 2016	For the Year Ended April 30, 2015

Net asset value, beginning of period	$9.47		$9.87	$10.28		$10.00
Income from Investment Operations
Net investment income (loss)[1]	0.06		0.07	-	[2]	(0.04)
Net realized and unrealized gain (loss) on investments
and foreign currency	0.34		(0.43)	(0.41)		0.32
Total from investment operations	0.40		(0.36)	(0.41)		0.28

Less Distributions:
From net investment income	-		(0.04)	-		-
From net realized gain	-		-	-	[2]	-
Total distributions	-		(0.04)	-		-

Net asset value, end of period	$9.87		$9.47	$9.87		$10.28

Total return[3]	4.22%	[4]	(3.65)%	(3.99)%		2.80%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$16,806		$10,989	$8,532		$1,220

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.42%	[5]	2.91%	4.49%		34.49%	[5]
After fees waived and expenses absorbed	0.00%	[5]	0.24%	1.40%		1.40%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.12)%	[5]	(1.85)%	(3.12)%		(33.52)%	[5]
After fees waived and expenses absorbed	1.30%	[5]	0.82%	(0.03)%		(0.43)%	[5]
Portfolio turnover rate	9%	[4]	49%	37%		19%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Global Growth Fund Investor Class

	For the Six Months Ended October 31, 2016 (Unaudited)					For the Period June 28, 2013* through April 30, 2014
			For the Year Ended April 30, 2016		For the Year Ended April 30, 2015

Net asset value, beginning of period	$12.80		$12.54		$11.31	$10.00
Income from Investment Operations
Net investment income [1]	0.06		0.02		0.01	-	[2]
Net realized and unrealized gain on investments
and foreign currency	0.52		0.29		1.37	1.30
Total from investment operations	0.58		0.31		1.38	1.30

Less Distributions:
From net realized gain	-		(0.05)		(0.15)	-

Redemption fee proceeds[1]	-		-	[2]	-	0.01

Net asset value, end of period	$13.38		$12.80		$12.54	$11.31

Total return[3]	4.53%	[4]	2.45%		12.33%	13.10%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$2,509		$345		$122	$119

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.95%	[5]	2.28%		64.67%	119.39%	[5]
After fees waived and expenses absorbed	0.00%	[5]	0.83%		1.50%	1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(17.03)%	[5]	(1.28)%		(63.12)%	(117.84)%	[5]
After fees waived and expenses absorbed	0.92%	[5]	0.17%		0.05%	0.05%	[5]
Portfolio turnover rate	14%	[4]	233%		42%	97%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Global Growth Fund Institutional Class

	For the Six Months Ended October 31, 2016 (Unaudited)				For the Period June 28, 2013* through April 30, 2014
			For the Year Ended April 30, 2016	For the Year Ended April 30, 2015

Net asset value, beginning of period	$12.85		$12.57	$11.33	$10.00
Income from Investment Operations
Net investment income[1]	0.06		0.04	0.10	0.03
Net realized and unrealized gain on investments
and foreign currency	0.52		0.29	1.31	1.30
Total from investment operations	0.58		0.33	1.41	1.33

Less Distributions:
From net investment income	-		-	(0.02)	-
From net realized gain	-		(0.05)	(0.15)	-
Total distributions	-		(0.05)	(0.17)	-

Net asset value, end of period	$13.43		$12.85	$12.57	$11.33

Total return[2]	4.51%	[3]	2.69%	12.53%	13.30%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,233		$386	$411	$57

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.63%	[4]	1.90%	64.42%	119.14%	[4]
After fees waived and expenses absorbed	0.00%	[4]	0.69%	1.25%	1.25%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(16.71)%	[4]	(0.90)%	(62.87)%	(117.59)%	[4]
After fees waived and expenses absorbed	0.92%	[4]	0.31%	0.30%	0.30%	[4]
Portfolio turnover rate	14%	[3]	233%	42%	97%	[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM International Small Cap Growth Fund

	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period November 30, 2015* through April 30, 2016

Net asset value, beginning of period	$10.08		$10.00
Income from Investment Operations
Net investment income (loss) [1]	-	[2]	(0.01)
Net realized and unrealized gain on investments
and foreign currency	0.64		0.15
Total from investment operations	0.64		0.14

Less Distributions:
From net investment income	-		(0.06)
Total distributions	-		(0.06)

Net asset value, end of period	$10.72		$10.08

Total return[3]	6.35%	[4]	1.39%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,301		$624

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	20.73%	[5]	39.92%	[5]
After fees waived and expenses absorbed	1.40%	[5]	1.40%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(19.32)%	[5]	(38.75)%	[5]
After fees waived and expenses absorbed	0.01%	[5]	(0.23)%	[5]

Portfolio turnover rate	30%	[4]	18%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

 The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The International Small Cap Growth Fund incurred offering costs of approximately $19,205, which are being amortized over a one-year period from November 30, 2015 (commencement of operations).

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2013-2015 for the International Growth and open years ended April 30, 2014-2015 for the Emerging Markets and Global Growth and the open year ended April 30, 2015 for International Small Cap Growth and as of and during the six months ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreement, the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund pays a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until August 31, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Shares†

International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.65%	1.40%
Global Growth Fund	0.85%	1.50%	1.25%
International Small Cap Growth Fund	1.00%	-	1.40%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) of the Emerging Markets Fund from July 1, 2015, through April 30, 2017 and the Global Growth Fund from July 1, 2015, through October 4, 2015 and May 1, 2016, through April 30, 2017. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period. Subsequently, the Advisor revised the voluntary expense limitation with respect to the Global Growth Fund. Effective October 5, 2015 through April 30, 2016, the Advisor agreed to voluntarily waive its fees and/or to reimburse the Global Growth Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.95% and 0.70% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the six months ended October 31, 2016, the Advisor waived its advisory fees and absorbed other expenses totaling $235,027, $123,513 and $118,476 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived of Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015, through April 30, 2017. For the period May 1, 2016, through October 31, 2016, the Advisor may recoup its advisory fees waived and absorbed other expenses totaling $0 and $0 for the Emerging Markets Fund and Global Growth Fund, respectively. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At October 31, 2016, the amount of these potentially recoverable expenses was $493,140, $426,991 and $213,792 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth fund, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2017	$188,449	$183,408	$-
2018	258,999	208,918	-
2019	45,692	34,665	95,316
2020	-	-	118,476
Total	$493,140	$426,991	$213,792

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended October 31, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for six months ended October 31, 2016, are reported on the Statements of Operations.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

Note 4 – Federal Income Taxes
At October 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$2,626,391,145	$22,228,755	$4,281,954	$1,231,105

Gross unrealized appreciation	$277,762,826	$2,652,332	$72,946	$146,853
Gross unrealized depreciation	(133,389,531)	(1,738,333)	(151,865)	(59,121)
Net unrealized appreciation (depreciation) on investments	$144,373,295	$913,999	$(78,919)	$87,732

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Undistributed ordinary income	$7,369,753	$52,402	$369,480	$-
Undistributed long-term capital gains	-	-	19,458	-
Tax accumulated earnings	7,369,753	52,402	388,938	-

Accumulated capital and other losses	(2,031,135)	(1,150,629)	-	(12,066)
Unrealized appreciation (depreciation) on foreign currency	100,837	301	655	47
Unrealized appreciation (depreciation) on investments	130,640,097	368,807	1,572	18,336
Total accumulated earnings (deficit)	$136,079,552	$(729,119)	$391,165	$6,317

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

The tax character of the distributions paid during the fiscal years ended April 30, 2016 and April 30, 2015, for the International Growth Fund, Emerging Markets, Global Growth and Small Cap Growth were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary Income	$5,050,286	$2,412,191	$45,892	$109
Net long-term capital gains	14,533,277	2,032,189	-	-
Total distributions paid	$19,583,563	$4,444,380	$45,892	$109

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary Income	$120,763	$5,217	$3,438	$-
Net long-term capital gains	52,533	220	-	-
Total distributions paid	$173,296	$5,437	$3,438	$-

At April 30, 2016, the Funds had accumulated capital loss carryforwards as follows:
				International
	International	Emerging	Global	Small Cap
	Growth	Markets	Growth	Growth

Not subject to expiration
Short-term	$-	$664,680	$-	$7,814
Long-term	-	485,949	-	-
Total	$-	$1,150,629	$-	$7,814

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2016, International Small Cap Growth Fund had $4,252 of qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes.

As of April 30, 2016, the International Growth Fund had $2,031,135 of post-October losses, which are deferred until fiscal year 2017 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended October 31, 2016 and the year ended April 30, 2016, redemption fees were as follows:

	October 31, 2016	April 30, 2016
International Growth Fund	$37,242	$28,149
Emerging Markets Fund	1	-
Global Growth Fund	-	47
International Small Cap Growth Fund	-	-

Note 6 – Investment Transactions
For the six months ended October 31, 2016, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$625,581,395	$231,890,378
Emerging Markets Fund	7,120,744	1,578,096
Global Growth Fund	3,114,702	190,192
International Small Cap Growth Fund	878,352	346,063

In accordance with the Funds’ registration statement, the Funds may pay all or a portion of a shareholder’s redemption proceeds in liquid securities (from the Fund’s portfolio) with a market value equal to the redemption amount (an in-kind redemption) in lieu of cash. An in-kind redemption is allowed by the Funds’ registration statement in order to protect the interests of the Funds’ remaining shareholders. On April 1, 2016 and April 29, 2016, the Global Growth Fund had an in-kind redemption, whereby 2,897,019 and 559,497 shares were redeemed from the Fund. The Fund delivered investment securities with a fair value of $37,315,630 and $7,187,975 to this shareholder in lieu of cash. The fair market value of the investment securities delivered in this transaction are included in the Statements of Changes.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2016, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class shares do not pay any distribution fees.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

For the six months ended October 31, 2016, for the International Growth Fund, Emerging Markets Fund and Global Growth Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,597,289,013	$-	$-	$2,597,289,013
Short-Term Investments	173,475,427	-	-	173,475,427
Total Investments	$2,770,764,440	$-	$-	$2,770,764,440

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$1,319,886	$-	$-	$1,319,886
Brazil	2,000,256	-	-	2,000,256
China	3,364,497	-	-	3,364,497
India	971,739	1,783,039	-	2,754,778
Indonesia	1,698,731	-	-	1,698,731
Luxembourg	259,347	-	-	259,347
Malaysia	390,713	-	-	390,713
Mexico	2,427,755	-	-	2,427,755
Philippines	-	688,219	-	688,219
Poland	624,112	-	-	624,112
Russia	1,014,094	-	-	1,014,094
South Africa	1,031,731	-	-	1,031,731
South Korea	576,345	262,313	-	838,658
Switzerland	287,366	-	-	287,366
Taiwan	1,906,253	-	-	1,906,253
Turkey	487,724	-	-	487,724
United States	1,375,546	-	-	1,375,546
Short-Term Investments	673,088	-	-	673,088
Total Investments	$20,409,183	$2,733,571	$-	$23,142,754

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

Global Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$3,552,898	$-	$-	$3,552,898
Short-Term Investments	650,137	-	-	650,137
Total Investments	$4,203,035	$-	$-	$4,203,035

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$23,521	$-	$-	$23,521
Australia	75,061	-	-	75,061
Brazil	40,396	-	-	40,396
Canada	42,463	-	-	42,463
China	77,323	-	-	77,323
Denmark	21,568	-	-	21,568
Germany	81,879	-	-	81,879
India	-	47,983	-	47,983
Ireland	38,687	-	-	38,687
Italy	24,102	-	-	24,102
Japan	208,922	-	-	208,922
Malaysia	44,612	-	-	44,612
Mexico	26,208	-	-	26,208
Netherlands	38,933	-	-	38,933
Philippines	17,273	18,664	-	35,937
South Korea	58,639	-	-	58,639
Sweden	67,668	5,112	-	72,780
Switzerland	40,603	-	-	40,603
Taiwan	58,561	-	-	58,561
Thailand	24,002	-	-	24,002
United Arab Emirates	22,943	-	-	22,943
United Kingdom	107,440	-	-	107,440
Vietnam	23,587	-	-	23,587
Short-Term Investments	82,687	-	-	82,687
Total Investments	$1,247,078	$71,759	$-	$1,318,837

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund from April 30, 2016 to October 31, 2016, represented by recognizing the October 31, 2016 market value of securities:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$1,417,046,999	$6,031,322	$535,566	$739,467
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$1,417,046,999	$6,031,322	$535,566	$739,467

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	(1,417,046,999)	(6,031,322)	(535,566)	(739,467)
Net transfers in (out) of Level 2	$(1,417,046,999)	$(6,031,322)	$(535,566)	$(739,467)

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the six months ended October 31, 2016, the Funds did not enter into any forward contracts.

Note 12 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

The Funds declared the payment of a distribution to be paid, on December 9, 2016, to shareholders of record on December 8, 2016 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
International Growth Fund	Institutional	$0.19094	$0.00000	$0.06109
International Growth Fund	Investor	0.19094	0.00000	0.03641
Emerging Markets Fund	Institutional	0.00000	0.00000	0.06712
Emerging Markets Fund	Investor	0.00000	0.00000	0.06712
Global Growth Fund	Institutional	0.08855	1.15785	0.25553
Global Growth Fund	Investor	0.08855	1.15785	0.25417
International Small Cap Growth Fund	Institutional	0.00000	0.00000	0.00000

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

WCM Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$ 1,000.00	$ 1,029.40	$ 6.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.79	6.47
Institutional Class	Actual Performance	1,000.00	1,030.90	5.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.20

*
Expenses are equal to the Fund’s annualized expense ratio of 1.27% and 1.02% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2016 (Unaudited)

Focused Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$ 1,000.00	$ 1,041.30	$ 0.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00
Institutional Class	Actual Performance	1,000.00	1,042.20	0.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00

*
Expenses are equal to the Fund’s annualized expense ratio of 0.00% and 0.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Investor Class	Actual Performance	$ 1,000.00	$ 1,045.30	$ 0.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00
Institutional Class	Actual Performance	1,000.00	1,045.10	0.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00

*
Expenses are equal to the Fund’s annualized expense ratio of 0.00% and 0.00% (including excise tax reimbursement from Advisor) for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/16	10/31/16	5/1/16 – 10/31/16
Actual Performance	$ 1,000.00	$ 1,063.50	$ 7.27
Hypothetical (5% annual return before expenses)^	1,000.00	1,018.16	7.11

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
WCM International Small Cap Growth Fund
 Each a series of Investment Managers Series Trust

Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683

Privacy Principles of the WCM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (888) 988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (888) 988-9801, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds (toll-free) at (888) 988-9801. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

WCM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/09/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/09/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/09/17